Taxes on Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Income Taxes [Line Items]
Carryforward tax losses	$ 21,100
Valuation allowance	$ 4,850
Federal tax rate	21.00%
Israeli [Member]
Income Taxes [Line Items]
Corporate tax rate	23.00%